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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (859) 957-1803

Date of fiscal year end:         August 31, 2011

Date of reporting period:       February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund AlphaMark Small Cap Growth Fund

Semi-Annual Report February 28, 2011 (Unaudited)

Investment Advisor	Administrator
AlphaMark Advisors, LLC	Ultimus Fund Solutions, LLC
250 Grandview Drive, Suite 175	P.O. Box 46707
Fort Mitchell, Kentucky 41017	Cincinnati, Ohio 45246-0707
1-866-420-3350

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2011 (Unaudited)

Sector Diversification (% of Net Assets)
As of February 28, 2011 (Unaudited)

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
11.4%
2.8%
5.8%
14.5%
18.1%
13.7%
26.7%
1.5%
4.3%
0.0%
1.2%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
Cash Equivalents

Top Ten Equity Holdings
As of February 28, 2011 (Unaudited)

Company	% of Net Assets
Novo Nordisk A/S - ADR	3.9%
Perrigo Co.	3.8%
IntercontinentalExchange, Inc.	3.7%
TD Ameritrade Holding Corp.	3.7%
Janus Capital Group, Inc.	3.7%
eBay, Inc.	3.6%
Medtronic, Inc.	3.6%
Biogen Idec, Inc.	3.5%
Discovery Communications, Inc. - Class A	3.5%
American Express Co.	3.4%

ALPHAMARK SMALL CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2011 (Unaudited)

Sector Diversification (% of Net Assets)
As of February 28, 2011 (Unaudited)

45.0%
40.0%
35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
11.7%
7.3%
8.0%
12.6%
6.9%
8.7%
40.3%
3.6%
0.0%
0.0%
0.9%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
Cash Equivalents

Top Ten Equity Holdings
As of February 28, 2011 (Unaudited)

Company	% of Net Assets
Finisar Corp.	4.7%
Acacia Research Corp.	4.6%
NetLogic Microsystems, Inc.	4.5%
Credit Acceptance Corp.	4.5%
Open Text Corp.	4.3%
Berry Petroleum Co. - Class A	4.1%
AZZ, Inc.	4.1%
BGC Partners, Inc.	4.1%
EZCORP, Inc. - Class A	4.0%
Synaptics, Inc.	4.0%

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)
COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 11.4%
Auto Components - 2.5%
Autoliv, Inc.	5,519	$413,318

Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	5,529	418,435

Media - 3.5%
Discovery Communications, Inc. - Class A *	13,471	580,735

Specialty Retail - 2.9%
Staples, Inc.	23,123	492,520

Consumer Staples - 2.8%
Personal Products - 2.8%
Estée Lauder Cos., Inc. (The) - Class A	4,899	462,515

Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
CNOOC Ltd. - ADR	1,799	410,784
Exxon Mobil Corp.	6,628	566,893
		977,677
Financials - 14.5%
Capital Markets - 7.4%
Janus Capital Group, Inc.	45,668	613,321
TD Ameritrade Holding Corp.	28,642	624,396
		1,237,717
Consumer Finance - 3.4%
American Express Co.	13,092	570,418

Diversified Financial Services - 3.7%
IntercontinentalExchange, Inc. *	4,892	627,154

Health Care - 18.1%
Biotechnology - 6.8%
Amgen, Inc. *	10,693	548,872
Biogen Idec, Inc. *	8,650	591,660
		1,140,532
Health Care Equipment & Supplies - 3.6%
Medtronic, Inc.	15,002	598,880

Pharmaceuticals - 7.7%
Novo Nordisk A/S - ADR	5,126	649,259
Perrigo Co.	8,440	645,069
		1,294,328

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 13.7%
Aerospace & Defense - 3.1%
L-3 Communications Holdings, Inc.	6,442	$510,786

Commercial Services & Supplies - 2.3%
Waste Management, Inc.	10,465	387,833

Electrical Equipment - 3.3%
Rockwell Automation, Inc.	6,350	557,086

Machinery - 5.0%
Flowserve Corp.	4,040	504,879
Joy Global, Inc.	3,444	335,377
		840,256
Information Technology - 26.7%
Computers & Peripherals - 5.4%
Apple, Inc. *	1,258	444,338
EMC Corp. *	16,978	461,971
		906,309
Electronic Equipment, Instruments & Components - 7.7%
Amphenol Corp. - Class A	7,088	407,418
Corning, Inc.	17,705	408,277
Dolby Laboratories, Inc. - Class A *	9,506	480,718
		1,296,413
Internet Software & Services - 5.9%
eBay, Inc. *	17,896	599,605
Google, Inc. - Class A *	632	387,669
		987,274
Semiconductors & Semiconductor Equipment - 5.1%
Marvell Technology Group Ltd. *	20,499	374,722
Texas Instruments, Inc.	13,541	482,195
		856,917
Software - 2.6%
Oracle Corp.	13,287	437,142

Materials - 1.5%
Chemicals - 1.5%
Potash Corp. of Saskatchewan, Inc.	4,095	252,252

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.8% (Continued)	Shares	Value
Telecommunication Services - 4.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	10,181	$375,883

Wireless Telecommunication Services - 2.0%
Millicom International Cellular S.A.	3,853	337,523

Total Common Stocks (Cost $11,174,970)		$16,559,903

MONEY MARKET FUNDS - 0.7%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.17% (a)	29,025	$29,025
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (a)	87,076	87,076
Total Money Market Funds (Cost $116,101)		$116,101

Total Investments at Value — 99.5% (Cost $11,291,071)		$16,676,004

Other Assets in Excess of Liabilities — 0.5%		77,231

Net Assets — 100.0%		$16,753,235

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of February 28, 2011.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)
COMMON STOCKS - 99.1%	Shares	Value
Consumer Discretionary - 11.7%
Textiles, Apparel & Luxury Goods - 11.7%
Deckers Outdoor Corp. *	7,819	$689,792
G-III Apparel Group Ltd. *	17,650	693,998
Phillips-Van Heusen Corp.	10,765	646,008
		2,029,798
Consumer Staples - 7.3%
Beverages - 3.6%
Viña Concha y Toro S.A. - ADR	15,212	628,255

Personal Products - 3.7%
Inter Parfums, Inc.	34,816	629,125

Energy - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Berry Petroleum Co. - Class A	13,775	716,162
W&T Offshore, Inc.	26,540	677,566
		1,393,728
Financials - 12.6%
Capital Markets - 4.1%
BGC Partners, Inc.	73,400	701,704

Consumer Finance - 8.5%
Credit Acceptance Corp. *	11,000	776,600
EZCORP, Inc. *	24,332	697,842
		1,474,442
Health Care - 6.9%
Health Care Technology - 3.9%
Medidata Solutions, Inc. *	25,860	670,033

Pharmaceuticals - 3.0%
Par Pharmaceutical Cos., Inc. *	16,980	524,342

Industrials - 8.7%
Electrical Equipment - 4.1%
AZZ, Inc.	16,728	713,616

Professional Services - 4.6%
Acacia Research Corp. *	26,894	788,532

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 40.3%
Communications Equipment - 4.7%
Finisar Corp. *	19,554	$802,105

Computers & Peripherals - 7.7%
STEC, Inc. *	31,460	642,728
Synaptics, Inc. *	23,530	694,135
		1,336,863
Electronic Equipment, Instruments & Components - 3.8%
Power-One, Inc. *	80,500	662,515

Internet Software & Services - 8.0%
NIC, Inc.	63,276	641,619
Open Text Corp. *	12,727	749,875
		1,391,494
IT Services - 3.8%
Wright Express Corp. *	12,940	659,940

Semiconductors & Semiconductor Equipment - 8.4%
NetLogic Microsystems, Inc. *	18,815	778,753
TriQuint Semiconductor, Inc. *	47,540	677,445
		1,456,198
Software - 3.9%
Ebix, Inc. *	25,585	673,909

Materials - 3.6%
Chemicals - 3.6%
Balchem Corp.	17,423	627,228

Total Common Stocks (Cost $12,081,040)		$17,163,827

MONEY MARKET FUNDS - 0.6%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.17% (a)	27,446	$27,446
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (a)	82,338	82,338
Total Money Market Funds (Cost $109,784)		$109,784

Total Investments at Value — 99.7% (Cost $12,190,824)		$17,273,611

Other Assets in Excess of Liabilities — 0.3%		54,400

Net Assets — 100.0%		$17,328,011

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of February 28, 2011.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2011 (Unaudited)
	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$11,291,071	$12,190,824
At value (Note 1)	$16,676,004	$17,273,611
Dividends receivable	14,843	10,313
Receivable for capital shares sold	59,091	47,890
Other assets	14,189	15,689
TOTAL ASSETS	16,764,127	17,347,503

LIABILITIES
Payable for capital shares redeemed	-	8,700
Accrued advisory fees (Note 3)	4,378	4,172
Payable to administrator (Note 3)	4,940	4,940
Other accrued expenses	1,574	1,680
TOTAL LIABILITIES	10,892	19,492

NET ASSETS	$16,753,235	$17,328,011

Net assets consist of:
Paid-in capital	$11,492,153	$11,389,649
Accumulated net investment loss	(32,394)	(44,703)
Undistributed net realized gains (losses) from security transactions	(91,457)	900,278
Net unrealized appreciation on investments	5,384,933	5,082,787

NET ASSETS	$16,753,235	$17,328,011

Shares of beneficial interest outstanding (unlimited number of shares
authorized, no par value)	1,210,770	1,066,463

Net asset value, offering price and redemption price per share	$13.84	$16.25

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2011 (Unaudited)
	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Dividend income	$78,510	$59,492
Foreign withholding taxes on dividends	(47)	(1,084)
TOTAL INVESTMENT INCOME	78,463	58,408

EXPENSES
Investment advisory fees (Note 3)	73,905	68,741
Distribution fees (Note 3)	18,476	17,185
Fund accounting fees (Note 3)	13,386	13,348
Professional fees	10,778	10,778
Administration fees (Note 3)	10,200	10,200
Transfer agent fees (Note 3)	6,000	6,000
Insurance expense	4,756	4,756
Custody and bank service fees	4,276	5,114
Registration fees	3,979	5,158
Trustees' fees	4,500	4,500
Compliance service fees (Note 3)	3,000	3,000
Postage and supplies	2,635	3,163
Other expenses	5,510	5,429
TOTAL EXPENSES	161,401	157,372
Fee reductions by the Advisor (Note 3)	(50,544)	(54,261)
NET EXPENSES	110,857	103,111

NET INVESTMENT LOSS	(32,394)	(44,703)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	(3,335)	1,161,908
Net change in unrealized appreciation/depreciation on investments	3,501,245	3,983,758
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,497,910	5,145,666

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,465,516	$5,100,963

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	February 28,	Ended
	2011	August 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment loss	$(32,394)	$(39,145)
Net realized gains (losses) from security transactions	(3,335)	646,462
Net change in unrealized appreciation/depreciation on investments	3,501,245	(688,512)
Net increase (decrease) in net assets from operations	3,465,516	(81,195)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(468,270)	(114,852)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,912,611	3,670,464
Net asset value of shares issued in reinvestment of
distributions to shareholders	468,270	114,852
Proceeds from redemption fees collected (Note 1)	37	-
Payments for shares redeemed	(1,633,884)	(3,029,359)
Net increase in net assets from capital share transactions	1,747,034	755,957

TOTAL INCREASE IN NET ASSETS	4,744,280	559,910

NET ASSETS
Beginning of period	12,008,955	11,449,045
End of period	$16,753,235	$12,008,955

ACCUMULATED NET INVESTMENT LOSS	$(32,394)	$-

CAPITAL SHARE ACTIVITY
Shares sold	227,886	301,817
Shares reinvested	35,883	9,277
Shares redeemed	(125,954)	(245,359)
Net increase in shares outstanding	137,815	65,735
Shares outstanding at beginning of period	1,072,955	1,007,220
Shares outstanding at end of period	1,210,770	1,072,955

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	February 28,	Ended
	2011	August 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment loss	$(44,703)	$(105,564)
Net realized gains from security transactions	1,161,908	1,193,322
Net change in unrealized appreciation/depreciation on investments	3,983,758	(187,046)
Net increase in net assets from operations	5,100,963	900,712

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(504,063)	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,115,006	3,212,023
Net asset value of shares issued in reinvestment of
distributions to shareholders	504,063	-
Proceeds from redemption fees collected (Note 1)	394	-
Payments for shares redeemed	(2,617,251)	(2,157,817)
Net increase in net assets from capital share transactions	2,002,212	1,054,206

TOTAL INCREASE IN NET ASSETS	6,599,112	1,954,918

NET ASSETS
Beginning of period	10,728,899	8,773,981
End of period	$17,328,011	$10,728,899

ACCUMULATED NET INVESTMENT LOSS	$(44,703)	$-

CAPITAL SHARE ACTIVITY
Shares sold	278,418	268,823
Shares reinvested	33,604	-
Shares redeemed	(186,980)	(185,448)
Net increase in shares outstanding	125,042	83,375
Shares outstanding at beginning of period	941,421	858,046
Shares outstanding at end of period	1,066,463	941,421

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Year	Period
	February 28,		Ended	Ended
	2011		August 31,	August 31,
	(Unaudited)		2010	2009 (a)

Net asset value at beginning of period	$11.19		$11.37	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	0.01
Net realized and unrealized gains (losses) on investments	3.09		(0.03)	1.38
Total from investment operations	3.06		(0.07)	1.39

Less distributions:
From net investment income	-		-	(0.01)
From net realized gains	(0.41)		(0.11)	(0.01)
Total distributions	(0.41)		(0.11)	(0.02)

Proceeds from redemption fees collected (Note 1)	0.00	(b)	-	-

Net asset value at end of period	$13.84		$11.19	$11.37

Total return (c)	27.58%	(d)	(0.69% )	13.92%	(d) (e)

Net assets at end of period	$16,753,235		$12,008,955	$11,449,045

Ratio of gross expenses to average net assets	2.18%	(f)	2.32%	2.49%	(f)

Ratio of net expenses to average net assets (g)	1.50%	(f)	1.50%	1.50%	(f)

Ratio of net investment income (loss) to average net assets (g)	(0.44% )	(f)	(0.32% )	0.12%	(f)

Portfolio turnover rate	20%	(d)	30%	120%	(d)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)
During the period ended August 31, 2009, the Fund received a payment from the administrator of $95,117 for losses realized on the sale of investments as a result of a cash reporting error, which otherwise would have reduced the total return by 1.60%.

(f)	Annualized.

(g)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Year		Period
	February 28,		Ended		Ended
	2011		August 31,		August 31,
	(Unaudited)		2010		2009 (a)

Net asset value at beginning of period	$11.40		$10.23		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.11)		(0.04)
Net realized and unrealized gains on investments	5.41		1.28		0.27
Total from investment operations	5.37		1.17		0.23

Less distributions:
From net realized gains	(0.52)		-		-

Proceeds from redemption fees collected (Note 1)	0.00	(b)	-		-

Net asset value at end of period	$16.25		$11.40		$10.23

Total return (c)	47.49%	(d)	11.44%		2.30%		(d)

Net assets at end of period	$17,328,011		$10,728,899		$8,773,981

Ratio of gross expenses to average net assets	2.28%	(e)	2.55%		2.78%		(e)

Ratio of net expenses to average net assets (f)	1.50%	(e)	1.50%		1.50%		(e)

Ratio of net investment loss to average net assets (f)	(0.65% )	(e)	(1.07%	)	(0.62%	)	(e)

Portfolio turnover rate	57%	(d)	73%		107%		(d)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011 (Unaudited)

1.	Organization and Significant Accounting Policies
AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are no-load series of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008.  The public offering of shares of the Funds commenced on October 31, 2008.

The investment objective of each Fund is long-term growth of capital.  AlphaMark Large Cap Growth Fund is a diversified fund and AlphaMark Small Cap Fund is a non-diversified fund.

Securities valuation - The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type, as of February 28, 2011:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,559,903	$-	$-	$16,559,903
Money Market Funds	116,101	-	-	116,101
Total	$16,676,004	$-	$-	$16,676,004

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$17,163,827	$-	$-	$17,163,827
Money Market Funds	109,784	-	-	109,784
Total	$17,273,611	$-	$-	$17,273,611

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

During the six months ended February 28, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2011.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that effective December 27, 2010, shares of the Funds are subject to a redemption fee of 1.5%, payable to the applicable Fund, if redeemed within sixty days of the date of purchase.  During the six months ended February 28, 2011, proceeds from redemption fees totaled $37 and $394 for AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.

Security transactions and investment income – Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to shareholders - Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December.  The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid to shareholders of the Funds during the periods ended February 28, 2011 and August 31, 2010 was as follows:

	Periods	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
AlphaMark Large Cap Growth Fund	2/28/11	$-	$468,270	$468,270
	8/31/10	$114,852	$-	$114,852
AlphaMark Small Cap Growth Fund	2/28/11	$-	$504,063	$504,063
	8/31/10	$-	$-	$-

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 28, 2011:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$11,368,680	$12,190,824

Gross unrealized appreciation	$5,480,163	$5,283,952
Gross unrealized depreciation	(172,839)	(201,165)

Net unrealized appreciation	5,307,324	5,082,787
Accumulated ordinary loss	(32,394)	(44,703)
Other gains (losses)	(13,848)	900,278

Total distributable earnings	$5,261,082	$5,938,362

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the AlphaMark Large Cap Growth Fund is due to timing differences in the recognition of capital

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Funds’ tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Funds’ tax returns for all open tax years.  During the six months ended February 28, 2011, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed during the last three years.  Each Fund identifies its major tax jurisdiction as U.S. Federal.

2.	Investment Transactions
During the six months ended February 28, 2011, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Cost of purchases of investment securities	$4,144,621	$9,210,591

Proceeds from sales of investment securities	$2,918,412	$7,811,649

3.	Transactions with Affiliates
The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Funds, is also the President and a Trustee of the Trust.  Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Funds’ principal underwriter.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor.  Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds.  Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Advisor has contractually agreed, until at least December 31, 2011, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, organization costs and extraordinary expenses) to 1.50% of its average daily net assets.  Any such fee reductions or expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of February 28, 2011, the Advisor may in the future recover fee reductions and expense reimbursements totaling $229,255 and $235,055 from AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.  The Advisor may recover these amounts no later than the dates stated below:

Expires	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund

August 31, 2012	$77,740	$77,567
August 31, 2013	100,971	103,227
February 28, 2014	50,544	54,261
	$229,255	$235,055

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides executive and administrative services and internal regulatory compliance services for the Funds.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee is being discounted by 15% until October 31, 2011.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates each Fund’s daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million.  The base fee and asset-based fee are being discounted by 15% until October 31, 2011.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $20 per shareholder account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts.  In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives compensation of $6,000 annually for its services to the Trust.

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Funds to incur expenses related to the distribution of the Funds’ shares.  The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets.

PRINCIPAL HOLDERS OF FUND SHARES
As of February 28, 2011, Charles Schwab & Co., Inc., for the benefit of its customers, owned of record 99% and 97%, respectively, of the outstanding shares of AlphaMark Large Cap Fund and AlphaMark Small Cap Fund.

4.	Contingencies and Commitments
The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

5.	Recent Accounting Pronouncement
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2010. Management has determined that ASU No. 2010-06 has no impact on these financial statements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

6.	Subsequent Events
The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses.  These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2010 – February 28, 2011).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not impose any sales loads.  However, effective December 27, 2010, a redemption fee of 1.5% is applied on the sale of shares redeemed within sixty days of the date of purchase. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annualized expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

AlphaMark Large Cap Growth Fund
	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,275.80	$ 8.46
Based on Hypothetical 5% Return	$ 1,000.00	$ 1,017.36	$ 7.50
*Expenses are equal to AlphaMark Large Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AlphaMark Small Cap Growth Fund
	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,474.90	$ 9.20
Based on Hypothetical 5% Return	$ 1,000.00	$ 1,017.36	$ 7.50
*Expenses are equal to AlphaMark Small Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-866-420-3350.  Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. October 2010 Privacy Notice
FACTS	WHAT DOES THE ALPHAMARK INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AlphaMark Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the AlphaMark Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-420-3350

Who we are
Who is providing this notice?	AlphaMark Investment Trust AlphaMark Advisors, LLC (Advisor) Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the AlphaMark Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the AlphaMark Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ AlphaMark Advisors, LLC, the investment advisor to the AlphaMark Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The AlphaMark Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The AlphaMark Investment Trust does not jointly market.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	May 2, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 2, 2011

* Print the name and title of each signing officer under his or her signature.